Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Netherlands ETF (EWN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Netherlands Investable Market Index	MSCI Netherlands IMI 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Netherlands IMI 25/50 Index (the “Underlying Index”), which is designed to measure the broad-based equity performance in the Netherlands and consists of large-, mid- and small-capitalization companies whose stocks trade primarily on the Amsterdam Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer staples, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Financials Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI South Africa ETF (EZA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI South Africa Index	MSCI South Africa 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI South Africa 25/50 Index (the “Underlying Index”), which is designed to measure the equity performance in South Africa and consists of large- and mid-capitalization companies whose stocks trade primarily on the Johannesburg Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Consumer Staples Sector Risk,” “Materials Sector Risk” and “Telecommunications Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Netherlands ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Netherlands ETF (EWN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Netherlands Investable Market Index	MSCI Netherlands IMI 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Netherlands IMI 25/50 Index (the “Underlying Index”), which is designed to measure the broad-based equity performance in the Netherlands and consists of large-, mid- and small-capitalization companies whose stocks trade primarily on the Amsterdam Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer staples, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Financials Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI South Africa ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI South Africa ETF (EZA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI South Africa Index	MSCI South Africa 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI South Africa 25/50 Index (the “Underlying Index”), which is designed to measure the equity performance in South Africa and consists of large- and mid-capitalization companies whose stocks trade primarily on the Johannesburg Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Consumer Staples Sector Risk,” “Materials Sector Risk” and “Telecommunications Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.